Subsequent Events	12 Months Ended
Dec. 31, 2021
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Subsequent Events
NOTE 54. SUBSEQUENT EVENTS

Dividends
Banco Galicia
On March 16, 2022, Banco Galicia held an ordinary shareholders’ meeting, at which shareholders approved to partially use the “Optional Reserve” for the subsequent distribution of cash dividends up to Ps.19,350 million, payable in 12 equal, monthly and consecutive installments, subject to the prior authorization of the BCRA. On April 7, 2022, the BCRA authorized the payment of dividends in the amount of
Ps.
18,016 million. On that date, Banco Galicia proceeded to pay dividends corresponding to the 4 installments for the months of January to April.
Naranja X
On March 31, 2022, Tarjetas Regionales held an ordinary shareholders’ meeting, at which shareholders approved the payment of a cash dividend in the amount of Ps.1,800 million.
On April 19, 2022, Naranja held an ordinary and extraordinary shareholders’ meeting, at which shareholders approved the payment of a cash dividend in the amount of Ps.4,000 million.
Sudamericana Holding
On January 18, 2022, and March 29, 2022, Sudamericana Holding held an extraordinaries shareholders’ meetings, at which shareholders approved the payment of a cash dividend in the amount of Ps.295 million and Ps.376 million, respectively.
Galicia Asset Management
On March 29, 2022, Galicia Asset Management held an ordinary shareholders’ meeting, at which shareholders approved the payment of a cash dividend in the amount of Ps.1,547 million.
Galicia Securities
On March 30, 2022, Galicia Securities held an ordinary shareholders’ meeting, at which shareholders approved the payment of a cash dividend in the amount of Ps.111 million.
Galicia Warrants
On March 29, 2022, Galicia Warrants held an ordinary shareholders’ meeting, at which shareholders approved the payment of a cash dividend in the amount of Ps.112 million.
Irrevocable Contributions
After the closing of the fiscal year, Banco Galicia has made an irrevocable contribution to Play Digital S.A., on account of future share subscriptions, for the amount of Ps.170,443.
In January 2022, Tarjetas Regionales S.A. made contributions to its controlled subsidiaries, Naranja Digital Compañía Financiera S.A.U. and Cobranzas Regionales S.A., amounting to Ps.100,000 and Ps.500,000, respectively.
Grupo Financiero Galicia has made contributions to its controlled company IGAM LLC in the total amount of Ps.700,000 since the closing of the fiscal year 2021.
Debt Securities
On January 31, 2022, Tarjeta Naranja S.A. issued Class LI Debt Security for Ps.4,050,000. Said issuance included 2 Series with the following characteristics: i) Series I, for Ps.2,715,058, maturity date 12 months from the issuance date. Interest will be accrued at Badlar rate plus a 3.99% margin, to be paid quarterly. ii) Series II, for Ps.3,284,942, with maturity date 24 months from the issuance date, and interest accrued at Badlar rate plus a 6.0% margin to be paid quarterly.
On February 15, 2022, Banco Galicia issued Class XI Debt Securities for Ps.4,487,222 with maturity date 6 months from the issuance. Interest will be accrued at Badlar rate plus a 1.49% margin, to be paid at the due date.
On March 22, 2022, Tarjeta Naranja S.A. issued Class LII Debt Securities for USD 7,500 with maturity date 2 years from the issuance. Interest will be accrued at 5.00% fixed rate, to be paid quarterly. In addition, on April 5, this company issued Class LII Debt Securities in two different series. The Serie I for Ps.4,532,644 with a maturity of 12 months from the issuance and the Serie II for Ps.4,192,612 with a maturity date 24 months. The interests will be accrued at Badlar rate plus 3.75% and 5.25%, respectively, to be paid quarterly.
Sale of remaining ownership in Prisma Medios de Pago S.A.
The details of this transaction have been disclosed in Note 14.